SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2021
SEGMENTED INFORMATION
SEGMENTED INFORMATION

6. SEGMENTED INFORMATION

The company’s operating segments are reported based on the nature of their products and services and management responsibility. The following summary describes the operations in each of the segments:

●	Oil Sands includes the company’s wholly owned operations in the Athabasca oil sands in Alberta to explore, develop and produce bitumen, synthetic crude oil and related products, through the recovery and upgrading of bitumen from mining and in situ operations. This segment also includes the company’s joint interest in the Syncrude oil sands mining and upgrading operation, and the company’s joint interest in the Fort Hills partnership as well as the marketing, supply, transportation and risk management of crude oil, natural gas, power and byproducts. The individual operating segments related to mining operations, In Situ, Fort Hills and Syncrude have been aggregated into one reportable segment (Oil Sands) due to the similar nature of their business activities, including the production of bitumen, and the single geographic area and regulatory environment in which they operate.
●	Exploration and Production (E&P) includes offshore activity in East Coast Canada, with interests in the Hibernia, Terra Nova, White Rose and Hebron oilfields, the exploration and production of crude oil and natural gas at Buzzard and Golden Eagle Area Development (the latter of which the company sold during 2021 – see note 33) in the United Kingdom (U.K.), exploration and production of crude oil and gas at Oda, and the development of the Fenja field in Norway, as well as the marketing and risk management of crude oil and natural gas.
●	Refining and Marketing includes the refining of crude oil products, and the distribution, marketing, transportation and risk management of refined and petrochemical products, and other purchased products through the retail and wholesale networks located in Canada and the United States (U.S.). The segment also includes trading of crude oil, natural gas and power.

The company also reports activities not directly attributable to an operating segment under Corporate and Eliminations. This includes renewable projects such as the wind power facilities of Chin Chute and Magrath in Alberta, SunBridge in Saskatchewan and Adelaide in Ontario, the development of the Forty Mile Wind Project in Alberta, as well as other investments in waste-to-biofuels, chemicals, and carbon capture projects.

Intersegment sales of crude oil and natural gas are accounted for at market values and included, for segmented reporting, in revenues of the segment making the transfer and expenses of the segment receiving the transfer. Intersegment balances are eliminated on consolidation. Intersegment profit will not be recognized until the related product has been sold to third parties.

			Exploration		Refining and		Corporate and
For the years ended December 31	Oil Sands		and Production		Marketing		Eliminations		Total
($ millions)	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020

Revenues and Other Income
Gross revenues	15 319	7 792	2 978	1 899	22 808	15 180	28	29	41 133	24 900
Intersegment revenues	4 601	2 825	-	-	107	92	(4 708)	(2 917)	-	-
Less: Royalties	(1 523)	(95)	(478)	(143)	-	-	-	-	(2 001)	(238)
Operating revenues, net of royalties	18 397	10 522	2 500	1 756	22 915	15 272	(4 680)	(2 888)	39 132	24 662
Other income (loss)	6	298	17	54	(50)	48	(4)	(10)	(31)	390
	18 403	10 820	2 517	1 810	22 865	15 320	(4 684)	(2 898)	39 101	25 052
Expenses
Purchases of crude oil and products	1 444	844	-	-	16 807	11 243	(4 460)	(2 975)	13 791	9 112
Operating, selling and general(1)	8 056	7 169	429	476	2 019	1 759	862	390	11 366	9 794
Transportation and distribution(1)	1 126	1 223	112	100	282	271	(41)	(43)	1 479	1 551
Depreciation, depletion, amortization and impairment	4 585	6 430	324	2 147	853	867	88	82	5 850	9 526
Exploration	12	57	35	129	-	-	-	-	47	186
(Gain) loss on disposal of assets	(4)	(1)	(227)	-	(19)	(24)	(7)	9	(257)	(16)
Financing expenses	359	336	53	47	56	37	787	576	1 255	996
	15 578	16 058	726	2 899	19 998	14 153	(2 771)	(1 961)	33 531	31 149
Earnings (Loss) before Income Taxes	2 825	(5 238)	1 791	(1 089)	2 867	1 167	(1 913)	(937)	5 570	(6 097)
Income Tax Expense (Recovery)
Current	729	(645)	473	64	576	325	(383)	(403)	1 395	(659)
Deferred	(51)	(797)	33	(321)	113	(24)	(39)	23	56	(1 119)
	678	(1 442)	506	(257)	689	301	(422)	(380)	1 451	(1 778)
Net Earnings (Loss)	2 147	(3 796)	1 285	(832)	2 178	866	(1 491)	(557)	4 119	(4 319)
Capital and Exploration Expenditures	3 168	2 736	270	489	825	515	292	186	4 555	3 926
(1)	Prior period amounts of the Refining and Marketing segment have been reclassified to align with the current year presentation of transportation and distribution expense. For the year ended December 31, 2020, $133 million was reclassified from operating, selling and general expense to transportation and distribution expense. This reclassification had no effect on net earnings (loss).

Disaggregation of Revenue from Contracts with Customers and Intersegment Revenue

The company derives revenue from the transfer of goods mainly at a point in time in the following major commodities, revenue streams and geographical regions:

For the years ended December 31	2021			2020
($ millions)	North America	International	Total	North America	International	Total
Oil Sands
SCO and diesel	14 452	-	14 452	8 574	-	8 574
Bitumen	5 468	-	5 468	2 043	-	2 043
	19 920	-	19 920	10 617	-	10 617
Exploration and Production
Crude oil and natural gas liquids	1 709	1 257	2 966	1 089	806	1 895
Natural gas	-	12	12	-	4	4
	1 709	1 269	2 978	1 089	810	1 899
Refining and Marketing
Gasoline	9 983	-	9 983	6 585	-	6 585
Distillate	9 832	-	9 832	6 525	-	6 525
Other	3 100	-	3 100	2 162	-	2 162
	22 915	-	22 915	15 272	-	15 272
Corporate and Eliminations
	(4 680)	-	(4 680)	(2 888)	-	(2 888)
Total Gross Revenue from Contracts with Customers	39 864	1 269	41 133	24 090	810	24 900

Geographical Information

Operating Revenues, net of Royalties

($ millions)	2021	2020

Canada	32 286	20 588
United States	5 818	3 312
Other foreign	1 028	762
	39 132	24 662

Non-Current Assets(1)

	December 31	December 31
($ millions)	2021	2020

Canada	68 900	71 040
United States	2 020	1 856
Other foreign	1 682	2 125
	72 602	75 021
(1)	Excludes deferred income tax assets.